Note 14 - Stock-based Compensation - Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Outstanding Options, beginning (in shares) | shares	185,500,550
Outstanding Options, weighted average exercise price, beginning (in dollars per share) | $ / shares	$ 0.0714
Granted (in shares) | shares	10,915,000
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0302
Exercised (in shares) | shares	(346,550)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 0.028
Forfeited or expired (in shares) | shares	(20,475,050)
Forfeited or expired, weighted average exercise price (in dollars per share) | $ / shares	$ 0.1086
Outstanding Options, ending (in shares) | shares	175,593,950
Outstanding Options, weighted average exercise price, ending (in dollars per share) | $ / shares	$ 0.0646
Outstanding Options, weighted average remaining contractual life (Year)	3 years 306 days
Outstanding Options, aggregate intrinsic value | $	$ 22,000
Vested and Expected to Vest Options (in shares) | shares	172,238,777
Vested and Expected to Vest Options, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0652
Vested and Expected to Vest Options, weighted average remaining contractual life (Year)	3 years 288 days
Vested and Expected to Vest Options, aggregate intrinsic value | $	$ 21,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	145,492,900
Exercisable Options, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0706
Exercisable Options, weighted average remaining contractual life (Year)	3 years 156 days
Exercisable Options, aggregate intrinsic value | $	$ 16,000